Debt - Non-recourse Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Capital lease obligations of consolidated VIEs [member]	Dec. 31, 2013 Capital lease obligations of consolidated VIEs [member]	Dec. 31, 2012 Capital lease obligations of consolidated VIEs [member]	Sep. 30, 2014 Non-recourse debt of consolidated VIEs [member]		Dec. 31, 2013 Non-recourse debt of consolidated VIEs [member]		Dec. 31, 2012 Non-recourse debt of consolidated VIEs [member]	Sep. 30, 2014 Timeshare Facility [member]	Dec. 31, 2013 Timeshare Facility [member]	Aug. 31, 2013 Timeshare Facility [member]	Sep. 30, 2014 Securitized Timeshare Debt [member]	Dec. 31, 2013 Securitized Timeshare Debt [member]	Aug. 31, 2013 Securitized Timeshare Debt [member]
Non-recourse Debt [Line Items]
Non-recourse debt, including current maturities				$ 239	$ 255	$ 373	$ 37	[1]	$ 41	[1]	$ 47	$ 150	$ 450	$ 400	$ 511	$ 222	$ 250
Debt instrument, interest rate, stated percentage				6.34%	6.34%							1.40%	1.42%			2.28%	2.28%
Debt instrument, weighted average interest rate							3.46%		3.30%	[2]					1.98%
Non-recourse debt and capital lease obligations, including current maturities	937	968	420
Current maturities of non-recourse debt	(124)	(48)	(15)
Non-recourse debt	$ 813	$ 920	$ 405

[1]	Excludes the non-recourse debt of our VIEs that issued the Securitized Timeshare Debt, as this is presented separately.
[2]	Excludes the non-recourse debt of our VIE that issued the Securitized Timeshare Debt, as this is presented separately.